Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Common Class A [Member]
Common stock, par value	$ 0.0016	$ 0.0016
Common stock, shares authorized	28,125,000	28,125,000
Common stock, shares issued	917,213	917,213
Common stock, shares outstanding	917,213	917,213
Common Class B [Member]
Common stock, par value	$ 0.0016	$ 0.0016
Common stock, shares authorized	3,125,000	3,125,000
Common stock, shares issued	340,600	340,600
Common stock, shares outstanding	340,600	340,600